                                                                                                                                    September 1, 2017

Dreyfus State Municipal Bond Funds

- Dreyfus Connecticut Fund

- Dreyfus Massachusetts Fund

- Dreyfus Pennsylvania Fund

(Class T shares)

Supplement to Statutory Prospectus dated September 1, 2017

                                                                                               The fund’s Class T shares are not currently offered.

PSTMBTS0917